Note 6. Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments [Abstract]
Equity method investments	$ 132.8	$ 33.2
Equity investments at cost	16.3	7.9
Total investments	149.1	41.1
Non-current investments	$ 149.1	$ 41.1